Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on December 31, 2022 and December 31, 2023, in accordance with the SEC disclosure requirements for a smaller reporting company as set forth in Item 402(v)(8) of Regulation S-K. The dollar amounts presented as compensation actually paid in the Pay Versus Performance Table do not reflect the actual amount of compensation earned by or paid to the Company’s PEO and NEOs during the applicable fiscal year.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)		Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)(2)		Value of Initial Fixed $100 Investment Based On	Net Income (5)
							Total Shareholder Return (4)
2023	$3,362,060	$(1,077,996	) (6)	$1,731,090	$(370,360	) (6)	$268	$(32,213,000)
2022	$2,022,259	$7,660,051	(7)	$1,121,278	$3,785,758	(7)	$1,453	$14,393,000

(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Ann G. Fox.

(2)
In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)	The names of each of the non-PEO NEOs reflected in these columns for 2022 and 2023 are David Crombie, Theodore R. Moore and Guy Sirkes.

(4)
The Company total shareholder return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(5)	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.

(6)
For fiscal year 2023, the “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflected each of the following adjustments made to the total compensation amount reported in the Summary Compensation Table for fiscal 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2023 PEO	Fiscal Year 2023 Average Non- PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$3,362,060	$1,731,090
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	$(446,121)	$(211,302)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	$340,628	$161,336
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(2,185,093)	$(1,035,366)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	$(2,149,470)	$(1,016,118)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	$(4,440,056)	$(2,101,450)
Compensation Actually Paid for the Covered Fiscal Year	$(1,077,996)	$(370,360)

(7)
For fiscal year 2022, the “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflected each of the following adjustments made to the total compensation amount reported in the Summary Compensation Table for fiscal 2022, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2022 PEO	Fiscal Year 2022 Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$2,022,259	$1,121,278
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	$(361,200)	$(171,173)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$1,874,370	$888,267
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$3,747,932	$1,772,223
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$376,690	$175,163
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$5,637,792	$2,664,480
Compensation Actually Paid for the Covered Fiscal Year	$7,660,051	$3,785,758

Named Executive Officers, Footnote	The names of each of the non-PEO NEOs reflected in these columns for 2022 and 2023 are David Crombie, Theodore R. Moore and Guy Sirkes.
PEO Total Compensation Amount	$ 3,362,060	$ 2,022,259
PEO Actually Paid Compensation Amount	$ (1,077,996)	7,660,051
Adjustment To PEO Compensation, Footnote
(6)
For fiscal year 2023, the “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflected each of the following adjustments made to the total compensation amount reported in the Summary Compensation Table for fiscal 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2023 PEO	Fiscal Year 2023 Average Non- PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$3,362,060	$1,731,090
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	$(446,121)	$(211,302)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	$340,628	$161,336
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(2,185,093)	$(1,035,366)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	$(2,149,470)	$(1,016,118)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	$(4,440,056)	$(2,101,450)
Compensation Actually Paid for the Covered Fiscal Year	$(1,077,996)	$(370,360)

(7)
For fiscal year 2022, the “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflected each of the following adjustments made to the total compensation amount reported in the Summary Compensation Table for fiscal 2022, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2022 PEO	Fiscal Year 2022 Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$2,022,259	$1,121,278
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	$(361,200)	$(171,173)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$1,874,370	$888,267
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$3,747,932	$1,772,223
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$376,690	$175,163
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$5,637,792	$2,664,480
Compensation Actually Paid for the Covered Fiscal Year	$7,660,051	$3,785,758

Non-PEO NEO Average Total Compensation Amount	$ 1,731,090	1,121,278
Non-PEO NEO Average Compensation Actually Paid Amount	$ (370,360)	3,785,758
Adjustment to Non-PEO NEO Compensation Footnote
(6)
For fiscal year 2023, the “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflected each of the following adjustments made to the total compensation amount reported in the Summary Compensation Table for fiscal 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2023 PEO	Fiscal Year 2023 Average Non- PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$3,362,060	$1,731,090
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	$(446,121)	$(211,302)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	$340,628	$161,336
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(2,185,093)	$(1,035,366)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	$(2,149,470)	$(1,016,118)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	$(4,440,056)	$(2,101,450)
Compensation Actually Paid for the Covered Fiscal Year	$(1,077,996)	$(370,360)

(7)
For fiscal year 2022, the “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflected each of the following adjustments made to the total compensation amount reported in the Summary Compensation Table for fiscal 2022, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2022 PEO	Fiscal Year 2022 Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$2,022,259	$1,121,278
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	$(361,200)	$(171,173)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$1,874,370	$888,267
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$3,747,932	$1,772,223
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$376,690	$175,163
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$5,637,792	$2,664,480
Compensation Actually Paid for the Covered Fiscal Year	$7,660,051	$3,785,758

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
The Compensation Actually Paid vs. TSR graph below depicts the amount of “compensation actually paid” to our PEO and the average amount of “compensation actually paid” to our Non-PEO NEOs over the two years from fiscal year 2022 through fiscal year 2023. As demonstrated by the graph, the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the non-PEO NEOs is generally aligned with the Company’s TSR over the two years presented in the table. As reflected in the graph below, the Company’s TSR and the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the non-PEO NEOs declined significantly in fiscal year 2023, primarily due to a steep increase in the Company’s stock price in fiscal year 2022 followed by a steep decrease in the Company’s stock price in fiscal year 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The Compensation Actually Paid vs. Net Income graph below depicts the amount of “compensation actually paid” to our PEO and the average amount of “compensation actually paid” to our Non-PEO NEOs over the two years from fiscal year 2022 through fiscal year 2023. As demonstrated by the graph, the amount of “compensation actually paid” to the PEO and the average amount of “compensation actually paid” to the non-PEO NEOs is generally aligned with the Company’s net income over the two years presented in the table. As discussed above, the “compensation actually paid” to our NEOs increased in fiscal year 2022 and declined in fiscal year 2023, which was primarily due to a steep increase in the Company’s stock price in 2022 followed by a steep decrease in the Company’s stock price in fiscal year 2023.

Total Shareholder Return Amount	$ 268	1,453
Net Income (Loss)	$ (32,213,000)	14,393,000
PEO Name	Ann G. Fox
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,440,056)	5,637,792
PEO | Grant Date Fair Value of Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(446,121)	(361,200)
PEO | Year End Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,628	1,874,370
PEO | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year End to Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,185,093)	3,747,932
PEO | Vesting Date Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,149,470)	376,690
PEO | Prior Year End Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,101,450)	2,664,480
Non-PEO NEO | Grant Date Fair Value of Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,302)	(171,173)
Non-PEO NEO | Year End Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,336	888,267
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year End to Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,035,366)	1,772,223
Non-PEO NEO | Vesting Date Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,016,118)	175,163
Non-PEO NEO | Prior Year End Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0